SCHEDULE I - Form 5500 - Assets, Liabilities, Income and Expenses - SENECA SAVINGS 401(K) PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SCHEDULE I - Form 5500 - Assets, Liabilities, Income and Expenses
Plan name	SENECA SAVINGS 401(K) PLAN
Plan number	002
Employer Identification Number	82-3136976
Plan Assets and Liabilities:
Total plan assets	$ 1,896,053	$ 1,407,746
Total plan liabilities	0	0
Net plan assets	1,896,053	$ 1,407,746
Income, Expenses, and Transfers for this Plan Year:
Employers contributions received or receivable	83,763
Participants contributions received or receivable	379,347
Others (including rollovers) contributions received or receivable	0
Noncash contributions	0
Other income	243,218
Total income	706,328
Benefits paid (including direct rollovers)	202,586
Corrective distributions	0
Certain deemed distributions of participant loans	0
Administrative service providers (salaries, fees, and commissions)	15,435
Other expenses	0
Total expenses	218,021
Net income (loss)	488,307
Transfers to (from) the plan	$ 0